Other Non-operating Income (Expenses), Net - Summary of Other Non-operating Income (Expenses), Net (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Analysis of income and expense [abstract]
Interest income	$ 53,123	$ 1,792	$ 38,554	$ 58,862
Foreign exchange gains (losses), net	(418,970)	(14,135)	(195,326)	241,983
Impairment of available-for-sale financial assets				(8,584)
Gain on disposal of financial assets at fair value through profit or loss	637	22	621	11,483
Gain on disposal of long-term investment in associates	16,929	571
Share of profit (loss) of associates	(179,491)	(6,056)	28,924	31,269
Reimbursement of ADSs service charge	23,707	800
Others	13,883	468	8,203	5,127
Other non-operating income (expenses), net	$ (490,182)	$ (16,538)	$ (119,024)	$ 340,140